Lease Arrangements - Summary of Right-of-use Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2024 USD ($)
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 10,912	$ 11,238		$ 333
Additions to right-of-use assets	4,092	4,415	$ 4,369
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	4,168	4,072	3,982
Handsets Base Stations [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,648	7,577
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	3,009	2,939	2,863
Others [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,564	1,754
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	805	787	770
Equipment [Member]
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	1,700	1,907
Depreciation charge for right-of-use assets
Depreciation, right-of-use assets	$ 354	$ 346	$ 349